UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21384

              New River Funds

(Exact name of registrant as specified in charter)

              1881 Grove Avenue, Radford, VA                       24141

(Address of principal executive offices)               (Zip code)

              Emile Molineaux

              Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         631-470-2616

Date of fiscal year end:  8/31

Date of reporting period: 5/31/06

Item 1.  Schedule of Investments.

New River Funds
Small Cap Fund - Schedule of Investments (Unaudited)
May 31, 2006

	Shares	Market Value
COMMON STOCKS- 86.07%
Apparel Manufacturers- 3.13%
Columbia Sportswear Co.*	25,060	$ 1,186,090

Basic Materials- 7.37%
Caraustar Industries, Inc *	115,315	1,015,925
Quanex Corp.	45,340	1,782,769
		2,798,694
Chemicals- 4.18%
Lubrizol Corp.	39,245	1,586,283

Construction Services- 5.25%
URS Corp.*	47,005	1,992,542

Diversified Manufacturing- 6.65%
Trinity Industries, Inc.	40,470	2,522,900

Energy- 8.94%
Newfield Exploration Co.*	43,368	1,853,115
OGE Energy Corp.	49,520	1,541,558
		3,394,673
Environmental Control - 2.83%
Darling International, Inc. *	266,750	1,075,002

Financial Services- 4.92%
Affiliated Managers Group*	20,700	1,867,140

Food Processing- 5.10%
Smithfield Foods, Inc.*	69,560	1,934,464

Healthcare- 2.59%
America Service Group, Inc.*	71,645	981,536

Machinery- 14.46%
AGCO Corp.*	80,920	1,979,303
Cascade Corp.	38,375	1,442,900
Flowserve Corp.*	38,900	2,068,702
		5,490,905

New River Funds
Small Cap Fund - Schedule of Investments- Continued (Unaudited)
May 31, 2006

	Shares	Market Value

Recreational Products- 2.80%
Polaris Industries, Inc.	23,835	$ 1,061,373

Retail- 5.50%
Pier One Imports, Inc.	97,480	827,605
Tractor Supply Co.*	22,700	1,262,347
		2,089,952
Savings & Loans- 4.40%
Washington Federal, Inc.	72,842	1,670,995

Telecommunications Equipment- 7.95%
Andrew Corp.*	121,400	1,228,568
Newport Corp.*	109,030	1,788,092
		3,016,660

TOTAL COMMON STOCKS (Cost $29,354,555)		32,669,209

SHORT TERM INVESTMENTS - 13.96%
Bank of New York Hamilton Fund Premier Class, 4.58%	1,800,000	1,800,000
Federal Home Loan Bank Discount Note, 4.82%, 6/2/06	1,700,000	1,699,776
Federal Home Loan Bank Discount Note, 4.88%, 6/6/06	1,801,000	1,799,796
TOTAL SHORT TERM INVESTMENTS (Cost $5,299,572)		5,299,572

TOTAL INVESTMENTS (Cost $34,654,127)- 100.03%		37,968,781
Cash and other assets less liabilities- (0.03)%		(10,852)
NET ASSETS- 100.00%		$ 37,957,929

*Non-income producing security

At May 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 5,592,259
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(2,279,505)
Net unrealized appreciation		$ 3,312,754

New River Funds
Core Equity Fund - Schedule of Investments (Unaudited)
May 31, 2006

	Shares	Market Value
COMMON STOCKS- 99.82%
Aerospeace/Defense - 3.48%
Goodrich Corp.	5,950	$ 253,649

Beverages- 3.61%
PepsiCo, Inc.	4,350	263,001

Building Materials- 3.25%
Masco Corp.	7,635	236,838

Chemicals- 3.29%
Du Pont (E.I.) de Nemours & Co.	5,635	239,657

Computer Services- 7.78%
Affiliated Computer Services, Inc. Class A *	5,680	283,546
First Data Corp.	6,145	283,346
		566,892
Computer Software & Programming- 3.04%
Check Point Software Technologies Ltd.*	11,450	221,214

Conglomerates- 5.92%
General Electric Co.	6,500	222,690
Tyco International Ltd.	7,685	208,340
		431,030
Construction Services- 2.19%
Toll Brothers, Inc. *	5,655	159,810

Financial Services- 17.16%
Capital One Financial Corp.	2,590	214,374
Citigroup, Inc.	5,450	268,685
Franklin Resources, Inc.	2,940	264,453
Goldman Sachs Group, Inc.	2,000	301,900
H&R Block, Inc.	8,820	200,655
		1,250,067
Food Products- 2.75%
Wrigley, (WM) Jr. Co.	3,500	160,020
Wrigley, (WM) Jr. Co. - Cl. B	875	40,040
		200,060
Healthcare- 3.10%
Cardinal Health, Inc.	3,380	226,156

New River Funds
Core Equity Fund- Schedule of Investments- Continued (Unaudited)
May 31, 2006

	Shares	Market Value
Insurance- 7.18%
Allstate Corp.	5,730	$ 315,207
UnitedHealth Group, Inc.	4,720	207,491
		522,698
Medical- Labs- 3.15%
Quest Diagnostics, Inc.	4,120	229,649

Medical- Products- 3.02%
Biomet, Inc.	6,250	220,063

Oil & Gas- 11.11%
Devon Energy Corp.	4,165	238,904
Exxon Mobil Corp.	3,975	242,117
GlobalSantaFe Corp.	5,465	328,610
		809,631
Retail- 11.96%
Best Buy, Inc.	5,902	312,806
Foot Locker, Inc.	12,520	302,483
Wal-Mart Stores, Inc.	5,280	255,816
		871,105
Semiconductors- 2.83%
Intel Corp.	11,430	205,969

Telecommunications - 2.59%
Cisco Systems, Inc.*	9,600	188,928

Telephone - 2.41%
Verizon Communications, Inc.	5,625	175,556

TOTAL COMMON STOCKS (Cost $6,960,727)		7,271,973

SHORT TERM INVESTMENTS - 1.76%
Bank of New York Hamilton Fund Premier Class, 4.58%
(Cost $127,834)	127,834	127,834

TOTAL INVESTMENTS (Cost $7,088,561) - 101.58%		7,399,807
Cash and other assets less liabilities - (1.58)%		(114,869)
NET ASSETS- 100.00%		$ 7,284,938

*Non-income producing security

At May 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 644,784
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(333,538)
Net unrealized appreciation		$ 311,246

Security Valuation- Securities listed on any national securities exchange or designated national market system securities are valued at the last reported sales price.  Nasdaq traded securities are valued using the Nasdaq Official Closing Price (NOCP).  Securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using the current exchange rates.

Fixed income securities generally are valued by using market quotations as supplied by nationally recognized bond pricing services.  Fixed income securities not covered by pricing services are valued using bid prices obtained from dealers maintaining an active market in the security.

Securities for which current market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at their fair value as determined in good faith under the procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Trustees”) in accordance with the Trust's Portfolio Securities Valuation Procedures (the "Procedures").  The Procedures consider, among others, the following factors to determine a security's fair value:  the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using the amortized cost method.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New River Funds

By (Signature and Title)

              /s/ Robert Patzig

       Robert Patzig, Chief Executive Officer

Date         7/27/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

              /s/ Robert Patzig

        Robert Patzig, Chief Executive Officer

Date       7/27/2006

By (Signature and Title)

              /s/ Doit L. Koppler II

       Doit L. Koppler II, Chief Financial Officer

Date      7/27/2006